Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at banks	$ 4,958,983	$ 2,922,755
Cash and cash equivalents	$ 4,958,983	$ 2,922,755	$ 1,538,347